Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Year ended December 31,
Charterer	2014	2015	2016
GSS	4%	16%	22%
MSC	11%	13%	16%
KLAVENESS	-	-	15%
CMA-CGM	13%	17%	14%